Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	£ 19,198	£ 21,609
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	346,298	333,049
Guarantees and letters of credit pledged as collateral security | Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	13,519	15,665
Performance guarantees, acceptances and endorsements | Contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	5,679	5,944
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,017	1,086
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 345,281	£ 331,963